Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	$ 469	[1]	$ 494	[1]	$ 458
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	469		494
Postretirement Benefits Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0		0
Assets Measured at NAV	[1],[3]			0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0		0
Postretirement Benefits Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[5]	0		0
Assets Measured at NAV	[1],[3],[5]			0
Postretirement Benefits Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4],[5]	0		0
Postretirement Benefits Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4],[5]	0		0
Postretirement Benefits Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	469		494
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	469		494
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]			0
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	[6]	0	[7]
Assets Measured at NAV	[1],[3],[7]			0
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
Postretirement Benefits Plan [Member] | Other Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[4]	0	[6]	0	[7]
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	13,051		14,284		12,556
Assets Measured at NAV	[3]	2,581		2,889
United States [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	3,173		4,238
United States [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	7,294		7,153
United States [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	3		4
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		443		655
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	53		115
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	390		540
United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		177		253
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,156		4,157
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		933		1,194
Assets Measured at NAV	[3]	299		392
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	3,119		4,118
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	37		38
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	634		802
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		1
United States [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,654		4,250
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1		5
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	4,650		4,242
United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	3		3
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,391		1,316
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,391		1,316
United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		96		94
Assets Measured at NAV	[3]	96		94
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]			0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	1,165		1,197
Assets Measured at NAV	[3],[5]	1,165		1,197
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]			0
United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		192		215
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	192		215
United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7]	1,021		1,206
Assets Measured at NAV	[3],[7]	1,021		1,206
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7]	0		0
United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7]	0		0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[9]	8,215		8,863		7,683
Assets Measured at NAV	[3]	2,300		2,709
Foreign Plan [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	40		194
Foreign Plan [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	4,809		5,073
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,065		887
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		246		385
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	39		48
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	208		337
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2		154
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,876		2,897
Assets Measured at NAV	[3]	463		1,303
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	2		146
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		8
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,413		1,594
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Equity Securities [Member] | Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		727		588
Assets Measured at NAV	[3]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	727		588
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[10]	1,305		716
Assets Measured at NAV	[3],[10]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	1,305		716
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[10]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,770		2,181
Assets Measured at NAV	[3]	762		841
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,007		1,340
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	57		42
Assets Measured at NAV	[3],[5]	53		35
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	4		7
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[11]	759		496
Assets Measured at NAV	[3],[11]	1		1
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[11]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[11]	74		75
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		684	[4],[11]	420	[4],[11]	254
Foreign Plan [Member] | Pension Plan [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7],[11]	1,473		1,404
Assets Measured at NAV	[3],[7],[11]	1,020		528
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7],[11]	0		0
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[7],[11]	71		408
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 382	[4],[7],[11]	$ 468	[4],[7],[11]	$ 324

[1]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[3]	Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).
[5]	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.
[6]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[7]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[8]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[9]	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.
[10]	Government and agency obligations are inclusive of repurchase agreements.
[11]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.